Consolidated Quarterly Financial Data - Schedule of Consolidated Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended								12 Months Ended
	Dec. 08, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 15, 2017	Dec. 15, 2016	Sep. 15, 2016	Jun. 15, 2016	Mar. 15, 2016	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Total revenues									$ 107,370	$ 108,721	$ 108,670	$ 106,497	$ 109,781	$ 109,541	$ 110,008	$ 106,010	$ 431,258	$ 435,340	$ 402,706
Depreciation and amortization									43,052	43,318	43,441	43,875	43,534	43,820	42,759	42,923	173,686	173,036	166,478
Interest									27,589	29,948	28,051	27,806	27,887	28,662	29,676	32,465	113,394	118,690	139,183
Other expenses									19,515	40,514	40,329	46,669	52,317	35,741	31,379	26,767	147,027	146,204
(Loss) gain on debt extinguishment									(1,190)	1,792	7	(30)	(77)	(8,016)	14,777	(5,079)	579	1,605	(2,375)
Gain on disposition of assets									20,712	10,089	6,884	5,013	8,397	11,517	5,635	4,074	42,698	29,623
(Loss) income from continuing operations									36,736	6,822	3,740	(6,870)	(5,637)	4,819	26,606	2,850	40,428	28,638	(32,701)
Income (loss) from discontinued operations									(945)	(1,500)	19,466	19,699	6,625	22,580	19,353	20,250	36,720	68,808	125,913
Dividends paid to preferred stockholders									2,530	0	0	0					2,530	0	0
Net income attributable to common stockholders/ after preferred distributions									$ 33,261	$ 5,322	$ 23,206	$ 12,829	$ 988	$ 27,399	$ 45,959	$ 23,100	$ 74,618	$ 97,446	$ 93,212
Net income per share attributable to common stockholders and partners:
Basic (in dollars per share)									$ 0.07	$ 0.01	$ 0.05	$ 0.03	$ 0.00	$ 0.06	$ 0.10	$ 0.05	$ 0.16	$ 0.21	$ 0.21
Diluted (in dollars per share)									0.07	0.01	0.05	0.03	0.00	0.06	0.10	0.05	0.16	0.21	$ 0.21
Dividends declared per common share and partnership unit (in dollars per share)	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.175	$ 0.175	$ 0.175	$ 0.18000	$ 0.18000	$ 0.18000	$ 0.18000	$ 0.18000	$ 0.175	$ 0.175	$ 0.175	$ 0.72	$ 0.705